Income Taxes - Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
The Netherlands	$ 1,714	$ 270	$ 5,670
Foreign	116,808	86,720	13,371
Provision for income tax current, total	118,522	86,990	19,041
Deferred:
The Netherlands	(1,776)	(6,921)	4,177
Foreign	(3,512)	215	(59,539)
Provision for income tax deferred, total	(5,288)	(6,706)	(55,362)
Total income tax expense (benefit)	$ 113,234	$ 80,284	$ (36,321)